Pension and Post-Retirement and Post-Employment Benefits - Schedule of Actuarial Gains and Losses and Prior Service Costs Recorded Within Regulatory Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain) for the year	$ 465	$ 1,089
Prior service cost amortization	2	0
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain) for the year	(42)	241
Prior service cost amortization	2	0
Pension Benefit Regulatory Asset [Member] | Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain) for the year	536	652
Prior service cost for the year	31	0
Amortization of actuarial losses	(95)	(55)
Prior service cost amortization	(2)	0
Total actuarial gains and losses and prior service costs	470	597
Post Retirement and Employment Benefits Regulatory Assets [Member] | Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain) for the year	(44)	240
Amortization of actuarial losses	(2)	(7)
Amounts not subject to regulatory treatment	0	2
Total actuarial gains and losses and prior service costs	$ (46)	$ 235